CONTINGENCIES (Details) $ in Millions	Jun. 03, 2025 CNY (¥) case defendant plaintiff	Jun. 03, 2025 USD ($) case defendant plaintiff	Mar. 01, 2024 plaintiff	Mar. 17, 2021 USD ($) plaintiff shares
CONTINGENCIES
Number of Plaintiffs | plaintiff	3	3
Number of Defendants | defendant	5	5
Amount claimed for damages	¥ 47,249,848	$ 6.6
Number of cases filed | case	3	3
Case One | ¥	¥ 12,245,087
Case Two | ¥	14,001,912
Case Three | ¥	¥ 21,002,849
Lawsuit with United States District Court of the Southern District of New York
CONTINGENCIES
Number of Plaintiffs | plaintiff			3	2
Number of ordinary share in each unit				1,960,784
Number of shares per unit				1
Number of warrants per unit				1
Number of shares issuable per warrant				1.5
Aggregate purchase price | $				$ 10.0